Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
March 31, 2025
MHT-NPRT3-0525
1.951036.112
Common Stocks - 96.1%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	901,600	158,664,987
CANADA - 1.9%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Athabasca Oil Corp (c)	7,981,900	30,950,281
Imperial Oil Ltd (b)	3,271,700	236,331,758
MEG Energy Corp (b)	3,202,953	56,155,453
		323,437,492
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (c)	750,800	42,249,945
TOTAL CANADA		365,687,437
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (c)	3,929,900	33,371,584
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	604,400	41,969,536
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	346,300	34,172,689
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	463,000	81,527,673
TOTAL FRANCE		115,700,362
GERMANY - 1.2%
Information Technology - 1.2%
Software - 1.2%
SAP SE ADR (b)	882,246	236,830,116
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	2,208,500	12,981,432
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	216,600	9,177,342
TOTAL ITALY		22,158,774
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	292,900	13,056,455
NETHERLANDS - 0.9%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	2,806,081	77,484,324
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE ADR (c)	24,200	14,323,133
Merus NV (c)	203,100	8,548,479
		22,871,612
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt	650,094	16,512,387
TOTAL HEALTH CARE		39,383,999

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	35,700	23,655,891
BE Semiconductor Industries NV	269,462	27,744,181
		51,400,072
TOTAL NETHERLANDS		168,268,395
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	1,867,800	32,778,954
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	915,000	32,527,118
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	179,985	19,036,053
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	533,700	88,594,200
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	5,020,800	4,403,735
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC ADR	424,500	44,483,355
Tobacco - 0.1%
British American Tobacco PLC ADR	375,100	15,517,887
TOTAL CONSUMER STAPLES		60,001,242

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	219,700	10,330,432
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (c)	4,909,300	47,715,289
TOTAL UNITED KINGDOM		122,450,698
UNITED STATES - 87.6%
Communication Services - 8.8%
Entertainment - 0.4%
Walt Disney Co/The	899,193	88,750,348
Interactive Media & Services - 7.1%
Alphabet Inc Class A	2,597,725	401,712,194
Alphabet Inc Class C	2,201,760	343,980,965
Meta Platforms Inc Class A	1,047,400	603,679,464
Snap Inc Class A (c)	5,035,270	43,857,202
		1,393,229,825
Media - 1.3%
Comcast Corp Class A	7,011,242	258,714,830
TOTAL COMMUNICATION SERVICES		1,740,695,003

Consumer Discretionary - 3.1%
Automobiles - 0.1%
Rivian Automotive Inc Class A (b)(c)	924,800	11,513,759
Broadline Retail - 0.2%
Amazon.com Inc (c)	210,100	39,973,626
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings Inc (i)	44,037	202,874,496
Expedia Group Inc Class A	60,800	10,220,480
Marriott International Inc/MD Class A1	234,900	55,953,180
Starbucks Corp	364,400	35,743,996
		304,792,152
Household Durables - 0.4%
Somnigroup International Inc	911,411	54,575,291
Whirlpool Corp (b)	171,463	15,453,960
		70,029,251
Specialty Retail - 0.8%
Lowe's Cos Inc	616,107	143,694,636
RH (c)	65,200	15,283,532
		158,978,168
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (c)	19,900	5,632,894
NIKE Inc Class B	245,500	15,584,340
		21,217,234
TOTAL CONSUMER DISCRETIONARY		606,504,190

Consumer Staples - 3.8%
Beverages - 1.6%
Coca-Cola Co/The	2,250,395	161,173,290
Keurig Dr Pepper Inc	3,873,700	132,558,014
Monster Beverage Corp (c)	198,400	11,610,368
		305,341,672
Consumer Staples Distribution & Retail - 1.0%
Performance Food Group Co (c)	340,000	26,734,200
Sysco Corp	762,700	57,233,008
Target Corp	335,200	34,981,472
US Foods Holding Corp (c)	416,600	27,270,636
Walmart Inc	499,700	43,868,663
		190,087,979
Food Products - 0.0%
Lamb Weston Holdings Inc	101,477	5,408,724
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	527,800	34,834,800
Kenvue Inc	5,279,311	126,597,878
		161,432,678
Tobacco - 0.4%
Philip Morris International Inc	518,600	82,317,378
TOTAL CONSUMER STAPLES		744,588,431

Energy - 7.3%
Energy Equipment & Services - 0.0%
Tidewater Inc (c)	300,800	12,714,816
Oil, Gas & Consumable Fuels - 7.3%
Exxon Mobil Corp	8,065,501	959,230,034
Hess Corp	12,800	2,044,544
Shell PLC ADR	6,410,700	469,776,096
		1,431,050,674
TOTAL ENERGY		1,443,765,490

Financials - 17.5%
Banks - 12.2%
Bank of America Corp	12,419,594	518,269,658
JPMorgan Chase & Co	839,171	205,848,646
M&T Bank Corp	483,420	86,411,325
PNC Financial Services Group Inc/The	1,079,521	189,747,406
Truist Financial Corp	512,600	21,093,490
US Bancorp	3,053,719	128,928,016
Wells Fargo & Co	17,348,989	1,245,483,921
		2,395,782,462
Capital Markets - 2.1%
Charles Schwab Corp/The	437,200	34,224,016
KKR & Co Inc Class A	1,445,551	167,120,151
Moody's Corp	31,500	14,669,235
Morgan Stanley	254,924	29,741,983
MSCI Inc	3,400	1,922,700
Northern Trust Corp	1,493,509	147,334,663
Raymond James Financial Inc	106,903	14,849,896
		409,862,644
Financial Services - 2.8%
Apollo Global Management Inc	51,000	6,983,939
Corpay Inc (c)	69,600	24,270,912
Global Payments Inc	156,300	15,304,896
Mastercard Inc Class A	152,889	83,801,519
PayPal Holdings Inc (c)	373,900	24,396,975
Visa Inc Class A	1,146,493	401,799,937
		556,558,178
Insurance - 0.4%
Arthur J Gallagher & Co	127,500	44,018,100
Chubb Ltd	140,597	42,458,888
		86,476,988
TOTAL FINANCIALS		3,448,680,272

Health Care - 10.9%
Biotechnology - 0.6%
Alnylam Pharmaceuticals Inc (c)	158,850	42,892,677
Exact Sciences Corp (c)	1,063,686	46,046,967
Gilead Sciences Inc	140,800	15,776,640
Vaxcyte Inc (c)	432,100	16,316,096
		121,032,380
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	157,200	20,852,580
Becton Dickinson & Co	144,706	33,146,356
Boston Scientific Corp (c)	3,451,519	348,189,237
Masimo Corp (c)	95,300	15,876,980
Solventum Corp (c)	223,718	17,011,517
		435,076,670
Health Care Providers & Services - 4.4%
Cardinal Health Inc	713,158	98,251,778
Cigna Group/The	597,011	196,416,619
Humana Inc	340,000	89,963,999
McKesson Corp	223,321	150,292,800
UnitedHealth Group Inc	615,981	322,620,049
		857,545,245
Life Sciences Tools & Services - 0.4%
Danaher Corp	312,200	64,001,000
Thermo Fisher Scientific Inc	44,800	22,292,480
		86,293,480
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	1,162,660	70,910,633
Eli Lilly & Co (i)	149,000	123,060,590
GSK PLC ADR	3,811,128	147,643,099
Haleon PLC ADR (b)	14,186,336	145,977,397
Johnson & Johnson	697,877	115,735,922
Merck & Co Inc	458,700	41,172,912
		644,500,553
TOTAL HEALTH CARE		2,144,448,328

Industrials - 16.1%
Aerospace & Defense - 10.2%
Boeing Co (c)	3,984,106	679,489,278
GE Aerospace (i)	5,431,706	1,087,155,957
General Dynamics Corp	203,360	55,431,869
Howmet Aerospace Inc	148,700	19,290,851
Huntington Ingalls Industries Inc	254,350	51,897,574
RTX Corp	79,700	10,557,062
Spirit AeroSystems Holdings Inc Class A (c)	2,689,982	92,696,780
Standardaero Inc	9,600	255,744
		1,996,775,115
Air Freight & Logistics - 0.9%
United Parcel Service Inc Class B	1,668,856	183,557,471
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	501,800	24,238,295
Veralto Corp	101,866	9,926,841
		34,165,136
Construction & Engineering - 0.0%
Centuri Holdings Inc (c)	488,800	8,011,432
Electrical Equipment - 3.5%
GE Vernova Inc	1,844,626	563,127,425
Hubbell Inc	124,114	41,070,564
Vertiv Holdings Co Class A	1,077,596	77,802,431
		682,000,420
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	1,077,015	46,839,382
Machinery - 1.0%
Allison Transmission Holdings Inc	258,300	24,711,561
Chart Industries Inc (c)	157,800	22,780,008
Cummins Inc	91,900	28,805,136
Deere & Co	90,500	42,476,175
Donaldson Co Inc	258,900	17,361,834
Nordson Corp	73,300	14,786,076
Otis Worldwide Corp	238,884	24,652,829
Stanley Black & Decker Inc	120,500	9,264,040
Westinghouse Air Brake Technologies Corp	103,585	18,785,140
		203,622,799
Trading Companies & Distributors - 0.1%
Watsco Inc	24,100	12,250,030
TOTAL INDUSTRIALS		3,167,221,785

Information Technology - 17.8%
IT Services - 0.0%
EPAM Systems Inc (c)	37,000	6,247,080
Semiconductors & Semiconductor Equipment - 7.9%
Applied Materials Inc	307,802	44,668,226
Broadcom Inc	1,718,600	287,745,199
First Solar Inc (c)	266,700	33,718,881
Lam Research Corp	664,000	48,272,800
Marvell Technology Inc	2,153,285	132,577,757
Micron Technology Inc	707,500	61,474,675
NVIDIA Corp	8,730,000	946,157,401
Teradyne Inc	113,800	9,399,880
		1,564,014,819
Software - 7.4%
Adobe Inc (c)	322,500	123,688,425
Autodesk Inc (c)	211,728	55,430,390
Intuit Inc	71,400	43,838,886
Microsoft Corp	3,088,205	1,159,281,275
Oracle Corp	490,100	68,520,881
		1,450,759,857
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	2,211,614	491,265,818
TOTAL INFORMATION TECHNOLOGY		3,512,287,574

Materials - 0.1%
Chemicals - 0.1%
Air Products and Chemicals Inc	120,700	35,596,844
Sherwin-Williams Co/The	5,800	2,025,302
		37,622,146
Real Estate - 0.9%
Industrial REITs - 0.1%
Terreno Realty Corp	254,600	16,095,812
Residential REITs - 0.1%
Sun Communities Inc	159,100	20,466,624
Specialized REITs - 0.7%
American Tower Corp	275,781	60,009,946
Crown Castle Inc	671,500	69,990,445
Equinix Inc	4,422	3,605,477
		133,605,868
TOTAL REAL ESTATE		170,168,304

Utilities - 1.3%
Electric Utilities - 1.1%
Duke Energy Corp	71,400	8,708,658
Edison International	154,200	9,085,464
Entergy Corp	221,400	18,927,486
PG&E Corp	491,300	8,440,534
Southern Co/The	1,969,600	181,104,720
		226,266,862
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	122,200	14,351,168
Multi-Utilities - 0.1%
Sempra	186,900	13,337,184
TOTAL UTILITIES		253,955,214

TOTAL UNITED STATES		17,269,936,737
ZAMBIA - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
First Quantum Minerals Ltd (c)	16,560,900	222,684,003
TOTAL COMMON STOCKS (Cost $10,654,693,528)		18,943,715,409

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/22/2025 (i)	4.22	2,735,000	2,718,630
US Treasury Bills 0% 6/26/2025 (i)	4.23	4,841,000	4,792,486
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,511,360)			7,511,116

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	425,367,004	425,452,078
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	285,552,383	285,580,938
TOTAL MONEY MARKET FUNDS (Cost $711,033,016)			711,033,016

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $11,373,237,904)	19,662,259,541
NET OTHER ASSETS (LIABILITIES) - 0.3%	52,034,415
NET ASSETS - 100.0%	19,714,293,956

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Booking Holdings Inc	Chicago Board Options Exchange	41	18,888,331	5,500.00	06/20/25	(169,330)
Eli Lilly & Co	Chicago Board Options Exchange	282	23,290,662	1,000.00	05/16/25	(178,365)
GE Aerospace	Chicago Board Options Exchange	2,844	56,922,660	230.00	05/16/25	(403,848)
GE Aerospace	Chicago Board Options Exchange	2,875	57,543,125	230.00	06/20/25	(852,438)

						(1,603,981)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	101	3,083,328	260.00	05/16/25	(89,385)
Vertiv Holdings Co Class A	Chicago Board Options Exchange	775	5,595,500	60.00	06/20/25	(321,625)

						(411,010)
TOTAL WRITTEN OPTIONS						(2,014,991)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $32,527,118 or 0.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,527,118 or 0.2% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $157,847,337.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	285,088,259	2,168,080,594	2,027,716,775	14,003,018	-	-	425,452,078	425,367,004	0.8%
Fidelity Securities Lending Cash Central Fund	33,071,211	1,065,763,038	813,253,311	202,466	-	-	285,580,938	285,552,383	1.0%
Total	318,159,470	3,233,843,632	2,840,970,086	14,205,484	-	-	711,033,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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